TAXES ON INCOME	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 8:-          TAXES ON INCOME

The Company's interim tax provision or benefit is determined using an annual effective tax rate, adjusted for year-to-date discrete items, as prescribed under ASC 740 (“Income Taxes”).

On July 15, 2025, the Israeli Tax Authority and the Company signed a tax settlement agreement in which the Company will pay a total tax demand of NIS 223.2 (approximately $66) with respect to tax years 2016-2020. The settlement agreement was ratified by the court on July 16, 2025. The Company settled the tax demand payment to the ITA on the July 31, 2025.

The Company recorded an income tax benefit of $69.7 for the nine months ended September 30, 2025, representing an effective tax rate of (10.2)%, compared with an income tax expense of $105.1 for the nine months ended September 30, 2024, representing an effective tax rate of 15.2%.

For the nine months ended September 30, 2025, income tax benefit was primarily due to a change in unrecognize tax benefits related to the settlement with the Israeli Tax Authority.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted. OBBBA amends U.S. tax law, including provisions related to bonus depreciation, research and development and foreign derived intangible income. The Company is currently evaluating the impact of the OBBBA on its condensed consolidated financial statements.

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	September 30, 2025		December 31, 2024

Beginning balance		$477.8		$453.0
Settlement and decrease related to tax positions taken during prior years		(189.7)		(65.5)
Increase related to tax positions taken during prior years		-		36.4
Increase related to tax positions taken during the current year		37.4		53.9

Ending balance	$	*)325.5	$	*)477.8

*) As of September 30, 2025, and December 31, 2024, unrecognized tax benefit in the amounts of $20.8 and $18.3 was presented net from deferred tax asset.

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s effective tax rate.